Average Annual Total Returns{- Fidelity® Series Investment Grade Bond Fund} - 08.31 Fidelity Series Investment Grade Bond Fund Series PRO-08 - Fidelity® Series Investment Grade Bond Fund	Fidelity Series Investment Grade Bond Fund-Default Return Before Taxes Past 1 year	Fidelity Series Investment Grade Bond Fund-Default Return Before Taxes Past 5 years	Fidelity Series Investment Grade Bond Fund-Default Return Before Taxes Past 10 years	Fidelity Series Investment Grade Bond Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Investment Grade Bond Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Investment Grade Bond Fund-Default After Taxes on Distributions Past 10 years	Fidelity Series Investment Grade Bond Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Investment Grade Bond Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Investment Grade Bond Fund-Default After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years
Total	(0.33%)	4.61%	3.63%	(1.21%)	3.16%	2.21%	(0.18%)	2.95%	2.22%	(1.54%)	3.57%	2.90%